Braskem Idesa Financing (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Braskem Idesa Financing (Details Text)
Current liabilities	R$ 18,564,423	R$ 22,942,911
Braskem Idesa
Braskem Idesa Financing (Details Text)
Current liabilities	R$ 8,907,733